Available-for-sale securities / Investment securities	12 Months Ended
Sep. 30, 2019
Available-for-sale securities / Investment securities
Available-for-sale securities / Investment securities

Note 11. Available-for-sale securities/Investment securities

Accounting policy

As comparatives have not been restated upon the adoption of AASB 9 the accounting policy applied in 2019 differs to that applied in comparative years. The accounting policy applied in comparative years is discussed in Note 39. The accounting policy applied in 2019 is as follows.

Investment securities include debt securities (government and other) and equity securities. It includes debt and equity securities that are measured at FVOCI and debt securities measured at amortised cost. These instruments are classified based on the criteria disclosed under the heading “Financial assets and financial liabilities” prior to Note 10.

Debt securities measured at FVOCI

Includes debt instruments that have contractual cash flows which represent SPPI on the principal balance outstanding and they are held within a business model whose objective is achieved both through collecting these cash flows or selling the financial asset.

These securities are measured at fair value with gains and losses recognised in OCI except for interest income, impairment charges and foreign exchange gains and losses which are recognised in the income statement.

Impairment is measured using the same ECL model applied to financial assets measured at amortised cost.  Impairment is recognised in the income statement with a corresponding amount in OCI with no reduction of the carrying value of the debt security which remains at fair value. Refer to Note 13 for further details.

The cumulative gain or loss recognised in OCI is subsequently recognised in the income statement when the instrument is disposed.

Debt securities measured at amortised cost

Include debt instruments that have contractual cash flows which represent SPPI on the principal balance outstanding and are held within a business model whose objective is achieved through holding the financial asset to collect these cash flows.

These securities are initially recognised at fair value plus directly attributable transaction costs. They are subsequently measured at amortised cost using the effective interest rate method and are presented net of any provisions for ECL.

Equity securities

Equity securities are measured at FVOCI where they are not held for trading, the Group does not have control or significant influence over the investee and where an irrevocable election is made to measure them at FVOCI.

These securities are measured at fair value with unrealised gains and losses recognised in OCI except for dividend income which is recognised in the income statement. The cumulative gain or loss recognised in OCI is not subsequently recognised in the income statement when the instrument is disposed.

Transition to AASB 9

The following table shows how the available-for-sale securities under AASB 139 were classified on adoption of AASB 9 and the balance sheet line items they are reflected in. Refer to Note 1 for further details.

				Trading securities
				and financial assets
	Investment Securities			measured at FVIS
	Debt securities at	Equity securities at	Debt securities at	Equity securities at
$m	FVOCI	FVOCI	amortised cost	FVIS	Total
Available-for-sale securities
Consolidated 1 October 2018
Debt securities	59,924	—	811	—	60,735
Equity securities	—	109	—	275	384
Total available-for-sale securities	59,924	109	811	275	61,119
Parent Entity 1 October 2018
Debt securities	56,436	—	10	—	56,446
Equity securities	—	67	—	—	67
Total available-for-sale securities	56,436	67	10	—	56,513

Balances recognised under AASB 9

	Consolidated	Parent Entity
$m	2019	2019
Investment securities
Investment securities measured at FVOCI
Government and semi-government debt securities	53,389	50,980
Other debt securities	19,058	17,325
Equity securities	134	66
Total investment securities measured at FVOCI	72,581	68,371
Investment securities measured at amortised cost
Government and semi-government debt securities	736	23
Other debt securities	93	4
Total investment securities measured at amortised cost	829	27
Provisions for ECL on debt securities at amortised cost	(9)	—
Total net investment securities measured at amortised cost	820	27
Total investment securities	73,401	68,398

The expected credit losses recognised in relation to investment securities – debt securities are detailed in Note 13.

The following table shows the maturities of the Group’s investment securities as at 30 September 2019 and their weighted average yield. There are no tax-exempt securities.

	Within		Over 1 Year		Over 5 years		Over		No specific			Weighted
	1 year		to 5 years		to 10 years		10 years		maturity		Total	average
2019	$m	%	$m	%	$m	%	$m	%	$m	%	$m	%
Carrying amount
Government and semi-government debt securities	5,691	4.2%	24,137	2.9%	23,040	2.8%	1,248	2.2%	—	—	54,116	3.1%
Other debt securities	4,040	2.8%	15,060	2.7%	51	2.8%	—	—	—	—	19,151	2.7%
Equity securities	—	—	—	—	—	—	—	—	134	—	134	—
Total by maturity	9,731		39,197		23,091		1,248		134		73,401

The maturity profile is determined based upon contractual terms for investment securities.

Investment securities include:

▪      US Government treasury notes of $10,398 million (2018: $5,229 million, 2017: $6,796 million); and

▪      total holdings of debt securities, where the aggregate book value exceeds 10% of equity attributable to Westpac’s owners:

-Queensland Treasury Corporation totalling $13,218 million;

-Australian Commonwealth Government totalling $10,191 million; and

-New South Wales Treasury Corporation totalling $6,630 million.

Balances recognised under AASB 139

	Consolidated		Parent Entity
$m	2018	2017	2018
Available-for-sale securities
Government and semi-government securities	42,979	43,382	40,345
Other debt securities	17,756	16,863	16,101
Equity securities	384	465	67
Total available-for-sale securities	61,119	60,710	56,513
1.

The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Statutory comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.